Consolidated Statements of Shareholder's Deficit - 10 months ended Mar. 31, 2026 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 05, 2025
Balance, shares at Jun. 05, 2025
Issuance of Ordinary Shares	$ 0	0
Issuance of Ordinary Shares, shares	1
Net loss			(88,276)	(88,276)
Balance at Mar. 31, 2026	$ 0	$ 0	$ (88,276)	$ (88,276)
Balance, shares at Mar. 31, 2026	1